Significant Contingent Liabilities and Unrecognized Contract Commitments - Summary of Future Aggregate Minimum Lease Payments (Details) $ in Thousands, $ in Thousands	Jan. 01, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Aggregate minimum lease payments	$ 2,611	$ 78,102	$ 78,102
Not Later Than One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Aggregate minimum lease payments			31,787
Later Than One Year But Not Later Than Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Aggregate minimum lease payments			$ 46,315